CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS’ EQUITY (Unaudited) - USD ($) $ in Thousands	Common Stock Class A	Common Stock Class B	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total
Beginning Balance, Shares at Dec. 31, 2013	34,608	884	0
Beginning Balance, Amount at Dec. 31, 2013	$ 34	$ 1	$ 0	$ 51,963	$ (562)	$ 26,167	$ 77,603
Net income						7,959	7,959
Unrealized gain (loss) on securities, net of tax expense/benefit					3,590		3,590
Unrealized loss on cash flow hedges, net of tax benefit					(1,886)		(1,886)
Compensation expense recognized					23		23
Exercise of stock options, Shares			6,000
Exercise of stock options, Amount					59		59
Issuance of shares for employee stock purchase plan, Amount							0
Issuance of restricted stock awards, Shares	550		18,750
Issuance of restricted stock awards, Amount	$ 1			313			314
Reclassification of shares, Shares	(35,158)	(884)	36,042
Reclassification of shares, Amount	$ (35)	$ (1)	$ 36				0
125 for 1 stock split			4,469,208
Ending Balance, Shares at Dec. 31, 2014	0	0	4,530,000
Ending Balance, Amount at Dec. 31, 2014	$ 0	$ 0	$ 36	52,358	1,142	34,126	87,662
Net income						11,234	11,234
Unrealized gain (loss) on securities, net of tax expense/benefit					(797)		(797)
Unrealized loss on cash flow hedges, net of tax benefit					(1,231)		(1,231)
Exercise of stock options, Shares			10,000
Exercise of stock options, Amount				176			176
Issuance of shares for employee stock purchase plan, Shares			10,678
Issuance of shares for employee stock purchase plan, Amount			$ 1	202			203
Issuance of restricted stock awards, Shares			30,656
Issuance of restricted stock awards, Amount				411			411
Ending Balance, Shares at Dec. 31, 2015	0	0	4,581,334
Ending Balance, Amount at Dec. 31, 2015	$ 0	$ 0	$ 37	53,147	(886)	45,360	97,658
Net income						13,390	13,390
Unrealized gain (loss) on securities, net of tax expense/benefit					(1,945)		(1,945)
Unrealized loss on cash flow hedges, net of tax benefit					(9)		(9)
Exercise of stock options, Amount							0
Issuance of stock for public offering, Shares			845,588
Issuance of stock for public offering, Amount			$ 7	26,392			26,399
Issuance of shares for employee stock purchase plan, Shares			5,998
Issuance of shares for employee stock purchase plan, Amount				181			181
Issuance of restricted stock awards, Shares			17,793
Issuance of restricted stock awards, Amount				427			427
Ending Balance, Shares at Dec. 31, 2016	0	0	5,450,713
Ending Balance, Amount at Dec. 31, 2016	$ 0	$ 0	$ 44	$ 80,147	$ (2,840)	$ 58,750	$ 136,101